Transamerica Partners Institutional Money Market
TRANSAMERICA PARTNERS INSTITUTIONAL MONEY MARKET
Investment Objective:
Seeks to provide liquidity and as high a level of income as is consistent with the preservation of capital.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Transamerica Partners Institutional Money Market
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Transamerica Partners Institutional Money Market
Management fees	[1]	0.25%
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	0.12%
Total annual fund operating expenses	[1]	0.62%
Fee waiver and/or expense reimbursement	[1][2]	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	0.50%
[1]	The fund invests in securities through an underlying master fund. This table and the example below reflect the direct expenses of the fund and its allocated share of expenses of the underlying master fund.
[2]	Contractual arrangements have been made with the fund's investment adviser, Transamerica Asset Management, Inc. ("TAM"), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 0.50%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund's business.

Example:
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Transamerica Partners Institutional Money Market	51	160	308	738

Principal Investment Strategies:
The fund invests in securities through an underlying master fund having the same investment goals and strategies.

The fund’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), invests the fund’s assets in high quality, U.S. dollar-denominated short-term money market instruments. These instruments include:
  short-term U.S. government obligations, corporate bonds and notes, bank obligations (such as certificates of deposit and bankers’ acceptances), commercial paper, asset-backed securities and repurchase agreements obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks
The fund may invest without limit in obligations of U.S. banks. The fund does not maintain a stable net asset value of $1.00 per share.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations.

The fund will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the fund at least equal in value to the amount of its repurchase obligation. This collateral generally consists of U.S. government securities, but may also consist of non-U.S. government securities including securities that could not be held by the fund without the seller’s repurchase commitment. When the fund enters into a repurchase agreement with collateral that it could not otherwise hold, the fund takes on additional credit and other risks. The sub-adviser is responsible for ensuring that each repurchase agreement is eligible for purchase by the fund.

As a money market fund, the fund must follow strict rules as to the credit quality, diversification, liquidity and maturity of its investments. Each security, at the time of purchase by the fund, has been determined by the sub-adviser to present minimal credit risk. Where required by these rules, the fund’s sub-adviser or Board will decide whether the security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.
Principal Risks:
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect the fund’s performance. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate from day to day and over time. There is no assurance that the fund will meet its investment objectives. The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks (in alphabetical order) such as:
  Banking Industry – The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability.
  Credit – An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.
  Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.
  Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.
  Interest Rate – The interest rates on short-term obligations held in the fund will vary, rising or falling with short-term interest rates generally. Interest rates in the U.S. have recently been historically low. The fund's yield will tend to lag behind general changes in interest rates. The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.
  Liquidity – Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.
  Manager – The sub-adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the sub-adviser may not produce the desired results.
  Market – A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets, real or perceived adverse economic or political conditions, inflation, or other market events could cause the value of your investment in the fund, or its yield, to decline. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. Public debt in the United States and other countries has been at high levels. Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on the economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates low. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally and increase market volatility as well as reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
  Net Asset Value – The fund does not maintain a stable net asset value of $1.00 per share and does not declare dividends on a daily basis (many money market funds do). Undeclared investment income, or a default on a portfolio security, may cause the fund’s net asset value to fluctuate.
  Portfolio Selection – The sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates, may be incorrect.
  Redemption – The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund. In addition, the fund may suspend redemptions when permitted by applicable regulations.
  Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund's ability to dispose of the underlying securities may be restricted.
  U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.
  Yield – The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, Transamerica Asset Management, Inc. (“TAM” or the “Investment Adviser”) or any of its affiliates may voluntarily waive fees or reimburse expenses of one or more classes of the fund in order to avoid a negative yield, and TAM or its affiliates may discontinue any temporary voluntary fee limitation or recoup expenses previously foregone or reimbursed. There is no guarantee that the fund will be able to avoid a negative yield. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on yields.

Performance:
The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamericapartners.com/content/Performance.aspx or by calling 1-888-233-4339.

Prior to March 1, 2013, the portfolio had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to a previous sub-adviser.
Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	09/30/2007	1.23%
Worst Quarter:	12/31/2009	0.00%

Average Annual Total Returns (periods ended December 31, 2013)
Average Annual Total Returns	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Money Market	none	0.04%	1.55%	Sep. 11, 2000
Transamerica Partners Institutional Money Market Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.05%	0.10%	1.59%